Performance Management - Winton Managed Futures Trend Fund	Oct. 24, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The performance shown below is that of the Fund while it was managed by its previous investment adviser, Altegris Advisors, LLC. The bar chart shows performance of the Fund’s Class I shares for the full calendar years since the Fund’s inception. Returns for the Class A and Class C shares, which are not presented, will vary from the returns of the Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and the Fund’s NAV per share for each share class is available at no cost by visiting www.wintonfunds.com or by calling 1-877-772-5838.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart For Class I Shares For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2022	15.24%
Worst Quarter:	3/31/2020	(11.64)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025 was 3.82%.
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter,
Bar Chart, Year to Date Return	3.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.24%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred accounts, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception (10/31/11)
Return before taxes – Class I Shares	3.82%	3.79%	2.60%	3.73%
Return after taxes on distributions – Class I Shares	(0.09)%	(0.46)%	(0.55)%	0.89%
Return after taxes on distributions and sale of Fund shares – Class I Shares	2.30%	1.07%	0.60%	1.62%
Return before taxes – Class A Shares	(2.40)%	2.31%	1.73%	3.00%
Return before taxes – Class C Shares	2.77%	2.77%	1.58%	2.66%
ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	5.28%	2.48%	1.77%	1.36%
Bloomberg Global Aggregate Index	(1.69)%	(1.96)%	0.15%	0.20%

Performance Table One Class of after Tax Shown [Text]	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred accounts, such as 401(k) plans or individual retirement accounts (IRAs). After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

ICE BofA US 3-Month Treasury Bill Index is an unmanaged index that measures returns of three month Treasury Bills. Investors cannot invest directly in the index.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-eight local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Performance Availability Website Address [Text]	www.wintonfunds.com
Performance Availability Phone [Text]	1-877-772-5838